Allowance for loss on inventory (obsolescence and damages) (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
At the beginning of the year	R$ (51)	R$ (61)	R$ (34)
Additions	(315)	(16)	(5)
Reversals	13	3
Discontinued operations		28
Foreign currency translation adjustment		(5)
Business combinations			(22)
Write-offs	316
At the end of the year	R$ (37)	R$ (51)	R$ (61)